Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended		60 Months Ended	66 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Jun. 30, 2016
Operating expenses
General and administrative	$ 419,000	$ 585,000	$ 900,000	$ 1,788,000	$ 2,592,000	$ 1,079,000
Research and development	530,000	608,000	1,024,000	1,596,000	2,852,000	2,366,000
Operating loss	(949,000)	(1,193,000)	(1,924,000)	(3,384,000)	(5,444,000)	(3,445,000)
Other income (expense):
Interest income	1,000	3,000	2,000	5,000	8,000	6,000
Interest expense	(45,000)	(46,000)	(90,000)	(86,000)	(183,000)	(184,000)
Other expense	(75,000)	(17,000)	7,000	(37,000)	(64,000)	(16,000)
Total other income (expense)	(119,000)	(60,000)	(81,000)	(118,000)	(239,000)	(194,000)
Loss before income tax benefit	(1,068,000)	(1,253,000)	(2,005,000)	(3,502,000)	(5,683,000)	(3,639,000)
Income tax benefit	90,000	38,000	206,000	95,000	756,000	108,000
Net loss	(978,000)	(1,215,000)	(1,799,000)	(3,407,000)	(4,927,000)	(3,531,000)	$ (13,700,000)	$ (15,500,000)
Foreign currency translation adjustment gain (loss)	42,000	(9,000)	(33,000)	(13,000)	30,000	(13,000)
Comprehensive loss	$ (932,000)	$ (1,224,000)	$ (1,831,000)	$ (3,420,000)	$ (4,897,000)	$ (3,544,000)
Basic and diluted net loss per share (in dollars per share)	$ (0.03)	$ (0.18)	$ (0.06)	$ (0.55)	$ (0.35)	$ (0.69)
Weighted average shares outstanding – basic and diluted (in shares)	30,126,755	6,585,533	30,058,942	6,225,722	14,073,174	5,109,644